ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 19, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Nationwide Nasdaq-100 Risk-Managed Income ETF (S000067096)
Nationwide S&P 500 Risk-Managed Income ETF (S000074523)
Nationwide Dow Jones Risk-Managed Income ETF (S000074524)
Nationwide Russell 2000 Risk-Managed Income ETF (S000074525)
(the “Funds”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Nationwide Nasdaq-100 Risk-Managed Income ETF, Nationwide S&P 500 Risk-Managed Income ETF, Nationwide Dow Jones Risk-Managed Income ETF, Nationwide Russell 2000 Risk-Managed Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 19, 2023, and filed electronically as Post-Effective Amendment No. 934 to the Trust’s Registration Statement on Form N-1A on December 13, 2023.
If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary